Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Outstanding Accrued Expenses and Other Current Liabilities	The following table summarized the Group's outstanding accrued expenses and other current liabilities as of June 30, 2022 and 2023, respectively:
	As of June 30,
	2022	2023
	RMB	RMB

Accrued employee payroll and welfare benefits	78,245	128,097
Other accrued expense	16,807	23,501
Other tax payable	12,594	18,640
Refund liability(i)	615	513
Others	331	409
Total accrued expenses and other current liabilities	108,592	171,160
(i)	Refund liability represents the estimated amounts of consideration collected by the Group which it expects to refund to its customers according to refund policy as described in Note 2(r).